Segmented information (Tables)	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Disclosure of operations of Company's segments
The following tables present the operations of the Company's segments (in thousands $):
For the year ended December 31, 2025

	Exchange listed products	Managed equities	Private strategies	Corporate	Consolidation, elimination and all other segments	Consolidated
Total revenue	157,827	99,642	27,557	1,648	(1,592)	285,082
Total expenses	58,907	55,448	15,980	62,196	2,193	194,724
Income (loss) before income taxes	98,920	44,194	11,577	(60,548)	(3,785)	90,358
Adjusted EBITDA	116,438	11,230	9,694	(15,717)	(245)	121,400
For the year ended December 31, 2024

	Exchange listed products	Managed equities	Private strategies	Corporate	Consolidation, elimination and all other segments	Consolidated
Total revenue	112,498	39,204	27,824	(384)	(487)	178,655
Total expenses	33,591	25,556	11,593	35,078	3,831	109,649
Income (loss) before income taxes	78,907	13,648	16,231	(35,462)	(4,318)	69,006
Adjusted EBITDA	81,033	7,363	12,331	(14,098)	(1,466)	85,163

Disclosure of revenue of the Company by geographic location	The following table presents the revenue of the Company by geographic location (in thousands $):

	For the years ended
	Dec. 31, 2025	Dec. 31, 2024
Canada	222,382	155,240
United States	62,700	23,415
	285,082	178,655